Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,024,408)	$ (120,534)	$ (990,396)	$ (453,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	549		274
Stock-based offering costs			205,000
Stock-based compensation	35,000		18,000
Amortization of debt discount	4,167
Derivative expense	144,506
Change in operating assets and liabilities:
Due from related parties	15,208	(3,150)	(17,800)
Prepaid expenses and other current assets	(6,701)		(18,968)	7,000
Accounts payable	133,939	153
Accrued liabilities	(53,070)	(47,403)
Security deposit			(6,400)
Payroll liabilities			(18,474)	(153)
Accounts payable and accrued liabilities			(23,077)	28,820
NET CASH USED IN OPERATING ACTIVITIES	(750,810)	(170,934)	(851,841)	(418,212)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received in recapitalization			4,676
Acquisition of property and equipment			(10,976)
NET CASH USED IN INVESTING ACTIVITIES			(6,300)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Foundation loans			51,550	45,100
Payments to Foundation loans			(97,650)	(29,000)
Proceeds from related party advances		18,000
Payments of related party advances		(11,000)	(124,350)	(29,000)
Proceeds from line of credit	11,692	19,000	68,355	53,981
Payments to line of credit	(3,659)	(26,050)	(53,628)	(19,000)
Proceeds from convertible debt	36,000	100,000	100,000
Proceeds from sale of common stock	46,801		1,361,523
NET CASH PROVIDED BY FINANCING ACTIVITIES	90,834	99,950	1,430,150	51,081
NET DECREASE IN CASH	(659,976)	(70,984)	572,009	(367,131)
CASH, beginning of year	672,769	100,760	100,760	467,891
CASH, end of year	12,793	29,776	672,769	100,760
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	339	873	2,479	895
Income taxes
Non-cash investing and financing activities:
Conversion of debt as part of recapitalization			100,000
Increase in debt discount and derivative liability	36,000
Issuance of common stock for services	$ 68,000		$ 18,000